Schedule of Movement in Non-Vested Share Options (Detail) (Stock Option, USD $)	12 Months Ended
Dec. 31, 2011
Stock Option
Number of Shares
Beginning Balance	2,673,674
Granted	989,449
Vested	(836,737)
Forfeited	(292,076)
Ending Balance	2,534,310
Weighted Average Exercise Price
Beginning Balance	$ 24.76
Granted	$ 19.66
Vested	$ 23.00
Forfeited	$ 26.31
Ending Balance	$ 23.30
Weighted Average Fair Value
Beginning Balance	$ 9.48
Granted	$ 8.20
Vested	$ 9.01
Forfeited	$ 10.00
Ending Balance	$ 9.11